PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)

Common Stocks – 29.1% of Net Assets
	Aerospace & Defense – 0.4%
9	Axon Enterprise, Inc.(a)	$1,620
54	Boeing Co. (The)(a)	11,180
15	General Dynamics Corp.	3,041
1	L3Harris Technologies, Inc.	230
11	Moog, Inc., Class A	831
32	Raytheon Technologies Corp.	2,843

		19,745

	Air Freight & Logistics – 0.2%
44	Expeditors International of Washington, Inc.	5,423
23	United Parcel Service, Inc., Class B	4,910

		10,333

	Airlines – 0.1%
5	Alaska Air Group, Inc.(a)	264
29	Delta Air Lines, Inc.(a)	1,135
122	JetBlue Airways Corp.(a)	1,711

		3,110

	Auto Components – 0.1%
3	Aptiv PLC(a)	519
6	BorgWarner, Inc.	270
82	Dana, Inc.	1,819
10	Visteon Corp.(a)	1,132

		3,740

	Automobiles – 0.4%
50	Ford Motor Co.(a)	854
118	General Motors Co.(a)	6,423
10	Tesla, Inc.(a)	11,140
11	Thor Industries, Inc.	1,121

		19,538

	Banks – 1.6%
58	Ameris Bancorp	3,039
52	Bancorp, Inc. (The)(a)	1,589
216	Bank of America Corp.	10,320
57	Cadence Bank	1,654
145	Citigroup, Inc.	10,028
73	Citizens Financial Group, Inc.	3,459
3	Comerica, Inc.	255
27	Cullen/Frost Bankers, Inc.	3,497
20	Fifth Third Bancorp	871
100	Fulton Financial Corp.	1,610
127	Huntington Bancshares, Inc.	1,999
50	International Bancshares Corp.	2,120
139	KeyCorp	3,235
12	M&T Bank Corp.	1,765

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
78	People’s United Financial, Inc.	$1,337
29	PNC Financial Services Group, Inc. (The)	6,120
82	Regions Financial Corp.	1,942
88	Truist Financial Corp.	5,585
78	Trustmark Corp.	2,481
41	U.S. Bancorp	2,475
46	Webster Financial Corp.	2,574
139	Wells Fargo & Co.	7,111
20	Wintrust Financial Corp.	1,770

		76,836

	Beverages – 0.8%
65	Coca-Cola Co. (The)	3,664
29	Constellation Brands, Inc., Class A	6,287
296	Keurig Dr Pepper, Inc.	10,683
139	Monster Beverage Corp.(a)	11,815
26	PepsiCo, Inc.	4,202

		36,651

	Biotechnology – 0.9%
16	AbbVie, Inc.	1,835
47	Alnylam Pharmaceuticals, Inc.(a)	7,499
15	Amgen, Inc.	3,105
3	Biogen, Inc.(a)	800
39	BioMarin Pharmaceutical, Inc.(a)	3,090
49	CRISPR Therapeutics AG(a)	4,475
7	Ligand Pharmaceuticals, Inc.(a)	1,022
14	Moderna, Inc.(a)	4,833
27	Regeneron Pharmaceuticals, Inc.(a)	17,278

		43,937

	Building Products – 0.2%
9	Carlisle Cos., Inc.	2,006
12	Carrier Global Corp.	627
11	Johnson Controls International PLC	807
9	Lennox International, Inc.	2,694
24	Owens Corning	2,242
16	Trex Co., Inc.(a)	1,702

		10,078

	Capital Markets – 2.1%
5	Ameriprise Financial, Inc.	1,511
160	Bank of New York Mellon Corp. (The)	9,472
3	BlackRock, Inc.	2,830
183	Charles Schwab Corp. (The)	15,011
7	CME Group, Inc.	1,544
21	FactSet Research Systems, Inc.	9,322
22	Franklin Resources, Inc.	693
22	Goldman Sachs Group, Inc. (The)	9,094
51	Intercontinental Exchange, Inc.	7,061
13	Invesco Ltd.	330

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
40	Janus Henderson Group PLC	$1,860
62	KKR & Co., Inc.	4,940
9	Moody’s Corp.	3,637
13	Morgan Stanley	1,336
10	MSCI, Inc.	6,649
24	Northern Trust Corp.	2,953
8	S&P Global, Inc.	3,793
76	SEI Investments Co.	4,791
102	State Street Corp.	10,052
2	T. Rowe Price Group, Inc.	434
10	Virtus Investment Partners, Inc.	3,200

		100,513

	Chemicals – 0.4%
58	Dow, Inc.	3,246
9	DuPont de Nemours, Inc.	626
3	Ecolab, Inc.	667
21	HB Fuller Co.	1,481
15	Innospec, Inc.	1,359
4	International Flavors & Fragrances, Inc.	590
18	Linde PLC	5,745
18	Minerals Technologies, Inc.	1,277
3	PPG Industries, Inc.	482
3	Sherwin-Williams Co. (The)	950
10	Stepan Co.	1,200

		17,623

	Commercial Services & Supplies – 0.1%
12	MSA Safety, Inc.	1,836
3	Republic Services, Inc.	404
16	Tetra Tech, Inc.	2,811
23	Viad Corp.(a)	1,021
6	Waste Management, Inc.	961

		7,033

	Communications Equipment – 0.2%
1	Arista Networks, Inc.(a)	410
27	Ciena Corp.(a)	1,466
150	Cisco Systems, Inc.	8,395
3	F5 Networks, Inc.(a)	633
15	Lumentum Holdings, Inc.(a)	1,239

		12,143

	Construction & Engineering – 0.1%
53	AECOM(a)	3,624

	Consumer Finance – 0.8%
251	Ally Financial, Inc.	11,983
80	American Express Co.	13,903
78	Capital One Financial Corp.	11,780

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
15	Green Dot Corp., Class A(a)	$635

		38,301

	Containers & Packaging – 0.1%
16	Ball Corp.	1,464
16	International Paper Co.	795
35	WestRock Co.	1,683

		3,942

	Distributors – 0.0%
13	Genuine Parts Co.	1,704

	Diversified Telecommunication Services – 0.1%
354	Lumen Technologies, Inc.	4,198

	Electric Utilities – 0.2%
40	American Electric Power Co., Inc.	3,388
7	Edison International	440
11	Eversource Energy	934
15	IDACORP, Inc.	1,565
33	NextEra Energy, Inc.	2,816
17	PPL Corp.	490

		9,633

	Electrical Equipment – 0.4%
5	Acuity Brands, Inc.	1,027
15	Eaton Corp. PLC	2,471
11	Hubbell, Inc.	2,193
104	Plug Power, Inc.(a)	3,980
12	Rockwell Automation, Inc.	3,833
123	Sunrun, Inc.(a)	7,095

		20,599

	Electronic Equipment, Instruments & Components – 0.4%
28	Avnet, Inc.	1,067
2	CDW Corp.	373
30	Cognex Corp.	2,628
6	Coherent, Inc.(a)	1,527
27	Corning, Inc.	960
39	Itron, Inc.(a)	3,033
3	Keysight Technologies, Inc.(a)	540
6	Littelfuse, Inc.	1,767
5	Rogers Corp.(a)	1,006
38	TE Connectivity Ltd.	5,548
4	Trimble, Inc.(a)	350
51	Vishay Intertechnology, Inc.	980

		19,779

	Energy Equipment & Services – 0.2%
217	Archrock, Inc.	1,777
36	Baker Hughes Co.	903
63	ChampionX Corp.(a)	1,653

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
189	Schlumberger NV	$6,097

		10,430

	Entertainment – 0.6%
27	Electronic Arts, Inc.	3,787
15	Netflix, Inc.(a)	10,355
88	Walt Disney Co. (The)(a)	14,878

		29,020

	Food & Staples Retailing – 0.2%
22	BJ’s Wholesale Club Holdings, Inc.(a)	1,286
1	Costco Wholesale Corp.	492
24	Kroger Co. (The)	960
69	SpartanNash Co.	1,597
39	Sysco Corp.	2,999
21	Walgreens Boots Alliance, Inc.	987

		8,321

	Food Products – 0.2%
24	Campbell Soup Co.	959
8	Conagra Brands, Inc.	258
27	Darling Ingredients, Inc.(a)	2,282
18	General Mills, Inc.	1,112
29	Hain Celestial Group, Inc. (The)(a)	1,301
24	Hormel Foods Corp.	1,016
15	Ingredion, Inc.	1,429
4	J.M. Smucker Co. (The)	491
11	Kellogg Co.	674
4	McCormick & Co., Inc.	321
14	Mondelez International, Inc., Class A	850

		10,693

	Gas Utilities – 0.1%
28	New Jersey Resources Corp.	1,059
16	ONE Gas, Inc.	1,077
31	South Jersey Industries, Inc.	705
36	UGI Corp.	1,563

		4,404

	Health Care Equipment & Supplies – 0.6%
1	Align Technology, Inc.(a)	624
8	Baxter International, Inc.	632
2	Becton Dickinson & Co.	479
3	Cooper Cos., Inc. (The)	1,251
9	Danaher Corp.	2,806
6	DENTSPLY SIRONA, Inc.	343
1	DexCom, Inc.(a)	623
10	Edwards Lifesciences Corp.(a)	1,198
15	Globus Medical, Inc., Class A(a)	1,158
8	Haemonetics Corp.(a)	550
15	Hill-Rom Holdings, Inc.	2,324

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
8	Hologic, Inc.(a)	$586
12	Intuitive Surgical, Inc.(a)	4,334
35	Meridian Bioscience, Inc.(a)	658
11	Merit Medical Systems, Inc.(a)	740
9	Penumbra, Inc.(a)	2,489
5	Quidel Corp.(a)	664
7	STAAR Surgical Co.(a)	829
29	STERIS PLC	6,778
4	Stryker Corp.	1,064

		30,130

	Health Care Providers & Services – 1.0%
5	Amedisys, Inc.(a)	847
2	Anthem, Inc.	870
30	Centene Corp.(a)	2,137
4	Chemed Corp.	1,929
61	CVS Health Corp.	5,446
16	DaVita, Inc.(a)	1,652
13	Encompass Health Corp.	826
72	HCA Healthcare, Inc.	18,033
9	Henry Schein, Inc.(a)	687
22	Humana, Inc.	10,189
7	Laboratory Corp. of America Holdings(a)	2,009
59	MEDNAX, Inc.(a)	1,607
29	Patterson Cos., Inc.	907
12	Quest Diagnostics, Inc.	1,761
39	Select Medical Holdings Corp.	1,296

		50,196

	Health Care Technology – 0.1%
92	Allscripts Healthcare Solutions, Inc.(a)	1,268
43	Cerner Corp.	3,194

		4,462

	Hotels, Restaurants & Leisure – 0.8%
4	Booking Holdings, Inc.(a)	9,683
3	Expedia Group, Inc.(a)	493
51	Hilton Worldwide Holdings, Inc.(a)	7,342
17	Jack in the Box, Inc.	1,682
8	McDonald’s Corp.	1,964
19	Shake Shack, Inc., Class A(a)	1,314
28	Six Flags Entertainment Corp.(a)	1,152
80	Starbucks Corp.	8,486
54	Wendy’s Co. (The)	1,204
77	Yum China Holdings, Inc.	4,395
26	Yum! Brands, Inc.	3,249

		40,964

	Household Durables – 0.2%
45	KB Home	1,807
35	Meritage Homes Corp.(a)	3,805

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
61	Taylor Morrison Home Corp.(a)	$1,862

		7,474

	Household Products – 0.3%
2	Clorox Co. (The)	326
111	Colgate-Palmolive Co.	8,457
27	Kimberly-Clark Corp.	3,496

		12,279

	Independent Power & Renewable Electricity Producers – 0.1%
34	AES Corp. (The)	854
52	NextEra Energy Partners LP	4,488
34	Sunnova Energy International, Inc.(a)	1,515

		6,857

	Industrial Conglomerates – 0.1%
8	3M Co.	1,429
50	General Electric Co.	5,244
2	Honeywell International, Inc.	437

		7,110

	Insurance – 0.8%
11	Aflac, Inc.	590
13	Allstate Corp. (The)	1,608
151	American International Group, Inc.	8,922
23	Chubb Ltd.	4,494
25	First American Financial Corp.	1,828
9	Hanover Insurance Group, Inc. (The)	1,134
90	Hartford Financial Services Group, Inc. (The)	6,564
5	Lincoln National Corp.	361
15	Marsh & McLennan Cos., Inc.	2,502
6	MetLife, Inc.	377
21	Prudential Financial, Inc.	2,311
69	Reinsurance Group of America, Inc.	8,147
10	Travelers Cos., Inc. (The)	1,609

		40,447

	Interactive Media & Services – 1.3%
4	Alphabet, Inc., Class A(a)	11,844
9	Alphabet, Inc., Class C(a)	26,689
78	Meta Platforms, Inc., Class A(a)	25,238
6	Twitter, Inc.(a)	321

		64,092

	Internet & Direct Marketing Retail – 0.9%
64	Alibaba Group Holding Ltd., Sponsored ADR(a)	10,556
6	Amazon.com, Inc.(a)	20,235
163	eBay, Inc.	12,505
188	Qurate Retail, Inc., Class A	1,963

		45,259

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 1.4%
48	Automatic Data Processing, Inc.	$10,775
17	Cognizant Technology Solutions Corp., Class A	1,328
177	DXC Technology Co.(a)	5,765
63	Fiserv, Inc.(a)	6,205
31	Gartner, Inc.(a)	10,289
11	International Business Machines Corp.	1,376
28	MasterCard, Inc., Class A	9,395
13	Paychex, Inc.	1,603
4	VeriSign, Inc.(a)	891
85	Visa, Inc., Class A	18,000
9	WEX, Inc.(a)	1,347

		66,974

	Leisure Products – 0.0%
35	Callaway Golf Co.(a)	947

	Life Sciences Tools & Services – 0.4%
10	Agilent Technologies, Inc.	1,575
18	Illumina, Inc.(a)	7,471
31	NeoGenomics, Inc.(a)	1,426
15	Repligen Corp.(a)	4,357
4	Thermo Fisher Scientific, Inc.	2,532
3	Waters Corp.(a)	1,103

		18,464

	Machinery – 0.8%
20	AGCO Corp.	2,444
19	Caterpillar, Inc.	3,876
12	Chart Industries, Inc.(a)	2,130
16	Cummins, Inc.	3,837
31	Deere & Co.	10,612
8	Illinois Tool Works, Inc.	1,823
25	ITT, Inc.	2,352
30	Kennametal, Inc.	1,193
20	Oshkosh Corp.	2,140
6	Otis Worldwide Corp.	482
30	PACCAR, Inc.	2,689
5	Parker-Hannifin Corp.	1,483
25	Terex Corp.	1,120
22	Toro Co. (The)	2,100

		38,281

	Media – 0.8%
2	Cable One, Inc.	3,423
15	Charter Communications, Inc., Class A(a)	10,123
223	Comcast Corp., Class A	11,469
117	Discovery, Inc., Series A(a)	2,743
9	Discovery, Inc., Series C(a)	203
81	Interpublic Group of Cos., Inc. (The)	2,962
27	New York Times Co. (The), Class A	1,474
188	News Corp., Class A	4,305

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
41	Omnicom Group, Inc.	$2,791

		39,493

	Metals & Mining – 0.2%
81	Cleveland-Cliffs, Inc.(a)	1,953
43	Commercial Metals Co.	1,384
4	Nucor Corp.	447
20	Reliance Steel & Aluminum Co.	2,923
12	Royal Gold, Inc.	1,188

		7,895

	Multi-Utilities – 0.1%
25	Consolidated Edison, Inc.	1,885
10	DTE Energy Co.	1,134
6	Sempra Energy	766
6	WEC Energy Group, Inc.	540

		4,325

	Multiline Retail – 0.2%
117	Macy’s, Inc.	3,097
21	Target Corp.	5,452

		8,549

	Oil, Gas & Consumable Fuels – 1.0%
176	Antero Midstream Corp.	1,873
267	APA Corp.	6,998
123	ConocoPhillips	9,162
33	Devon Energy Corp.	1,323
49	Diamondback Energy, Inc.	5,252
25	DTE Midstream LLC(a)	1,199
121	EOG Resources, Inc.	11,188
44	EQT Corp.(a)	876
59	Kinder Morgan, Inc.	988
103	Marathon Oil Corp.	1,681
26	ONEOK, Inc.	1,654
50	Range Resources Corp.(a)	1,166
137	Southwestern Energy Co.(a)	669
19	Valero Energy Corp.	1,469
23	World Fuel Services Corp.	702

		46,200

	Paper & Forest Products – 0.0%
33	Louisiana-Pacific Corp.	1,945
1	Sylvamo Corp.(a)	28

		1,973

	Personal Products – 0.0%
1	Estee Lauder Cos., Inc. (The), Class A	324

	Pharmaceuticals – 0.7%
96	Bristol-Myers Squibb Co.	5,607
5	Eli Lilly & Co.	1,274

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
12	Jazz Pharmaceuticals PLC(a)	$1,597
27	Merck & Co., Inc.	2,377
86	Novartis AG, Sponsored ADR	7,117
32	Novo Nordisk A/S, Sponsored ADR	3,524
53	Pfizer, Inc.	2,318
150	Roche Holding AG, Sponsored ADR	7,250
54	Viatris, Inc.	721
7	Zoetis, Inc.	1,513

		33,298

	Professional Services – 0.1%
20	Exponent, Inc.	2,296
3	IHS Markit Ltd.	392
8	Insperity, Inc.	1,000
19	Korn Ferry	1,467
12	ManpowerGroup, Inc.	1,160
11	Nielsen Holdings PLC	223

		6,538

	Real Estate Management & Development – 0.1%
43	CBRE Group, Inc., Class A(a)	4,475
11	Jones Lang LaSalle, Inc.(a)	2,841

		7,316

	REITs - Apartments – 0.2%
36	American Campus Communities, Inc.	1,934
3	AvalonBay Communities, Inc.	710
24	Camden Property Trust	3,915
16	Equity Residential	1,382

		7,941

	REITs - Diversified – 0.2%
10	American Tower Corp.	2,820
10	Crown Castle International Corp.	1,803
17	CyrusOne, Inc.	1,394
4	Digital Realty Trust, Inc.	631
2	Equinix, Inc.	1,674
34	Weyerhaeuser Co.	1,215

		9,537

	REITs - Health Care – 0.0%
10	Ventas, Inc.	534
13	Welltower, Inc.	1,045

		1,579

	REITs - Hotels – 0.0%
43	Host Hotels & Resorts, Inc.(a)	724

	REITs - Mortgage – 0.1%
70	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,228

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Office Property – 0.2%
2	Boston Properties, Inc.	$227
56	Corporate Office Properties Trust	1,519
63	Douglas Emmett, Inc.	2,059
84	Easterly Government Properties, Inc.	1,766
28	Kilroy Realty Corp.	1,887

		7,458

	REITs - Regional Malls – 0.0%
67	Macerich Co. (The)	1,212

	REITs - Shopping Centers – 0.1%
142	Brixmor Property Group, Inc.	3,328

	REITs - Storage – 0.0%
8	Iron Mountain, Inc.	365

	REITs - Warehouse/Industrials – 0.1%
19	ProLogis, Inc.	2,754

	Road & Rail – 0.2%
27	CSX Corp.	977
1	Kansas City Southern	310
11	Norfolk Southern Corp.	3,224
15	Ryder System, Inc.	1,274
8	Union Pacific Corp.	1,931

		7,716

	Semiconductors & Semiconductor Equipment – 1.6%
16	Advanced Micro Devices, Inc.(a)	1,924
3	Analog Devices, Inc.	521
11	Applied Materials, Inc.	1,503
21	Cirrus Logic, Inc.(a)	1,697
14	Enphase Energy, Inc.(a)	3,243
50	First Solar, Inc.(a)	5,980
28	Ichor Holdings Ltd.(a)	1,224
58	Intel Corp.	2,842
2	Lam Research Corp.	1,127
23	Micron Technology, Inc.	1,589
132	NVIDIA Corp.	33,748
2	NXP Semiconductors NV	402
60	QUALCOMM, Inc.	7,982
17	Silicon Laboratories, Inc.(a)	3,209
5	SolarEdge Technologies, Inc.(a)	1,773
28	Texas Instruments, Inc.	5,249
10	Universal Display Corp.	1,832
15	Wolfspeed, Inc.(a)	1,802

		77,647

	Software – 2.3%
5	Adobe, Inc.(a)	3,252
50	Autodesk, Inc.(a)	15,881
12	Blackbaud, Inc.(a)	852

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
16	Bottomline Technologies, Inc.(a)	$741
4	Citrix Systems, Inc.	379
24	CommVault Systems, Inc.(a)	1,476
6	Fair Isaac Corp.(a)	2,389
64	Microsoft Corp.	21,224
35	NCR Corp.(a)	1,384
195	NortonLifeLock, Inc.	4,963
226	Oracle Corp.	21,682
10	Paylocity Holding Corp.(a)	3,051
11	Qualys, Inc.(a)	1,369
43	salesforce.com, Inc.(a)	12,887
17	SPS Commerce, Inc.(a)	2,596
53	Workday, Inc., Class A(a)	15,369

		109,495

	Specialty Retail – 0.6%
37	American Eagle Outfitters, Inc.	878
15	Asbury Automotive Group, Inc.(a)	2,936
1	AutoZone, Inc.(a)	1,785
11	Best Buy Co., Inc.	1,345
16	Boot Barn Holdings, Inc.(a)	1,672
8	Five Below, Inc.(a)	1,578
4	GameStop Corp., Class A(a)	734
6	Home Depot, Inc. (The)	2,230
9	Lithia Motors, Inc.	2,873
23	Lowe’s Cos., Inc.	5,378
10	Monro, Inc.	617
5	TJX Cos., Inc. (The)	327
4	Tractor Supply Co.	869
2	Ulta Beauty, Inc.(a)	735
15	Williams-Sonoma, Inc.	2,786

		26,743

	Technology Hardware, Storage & Peripherals – 0.1%
69	Hewlett Packard Enterprise Co.	1,011
84	HP, Inc.	2,548
31	Seagate Technology Holdings PLC	2,761

		6,320

	Textiles, Apparel & Luxury Goods – 0.3%
9	Deckers Outdoor Corp.(a)	3,558
271	Under Armour, Inc., Class A(a)	5,951
61	VF Corp.	4,446
30	Wolverine World Wide, Inc.	995

		14,950

	Thrifts & Mortgage Finance – 0.0%
46	Mr. Cooper Group, Inc.(a)	2,017

	Trading Companies & Distributors – 0.0%
10	GATX Corp.	948

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.1%
13	American Water Works Co., Inc.	$2,264
34	Essential Utilities, Inc.	1,601

		3,865

	Wireless Telecommunication Services – 0.1%
23	Shenandoah Telecommunications Co.	636
22	T-Mobile US, Inc.(a)	2,530

		3,166

	Total Common Stocks (Identified Cost $1,100,283)	1,407,768

Principal Amount

Bonds and Notes – 20.4%
	Automotive – 0.4%
$ 9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,937
2,000	Lear Corp., 4.250%, 5/15/2029	2,231
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	6,028

		18,196

	Banking – 2.7%
9,000	American Express Co., 3.700%, 8/03/2023	9,458
9,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	9,052
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,488
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,277
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,039
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,047
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	9,660
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	9,435
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,333
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,335
5,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	5,725
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,455
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,167
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,279

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 6,000	State Street Corp., 2.400%, 1/24/2030	$6,164
10,000	Truist Bank, 3.200%, 4/01/2024	10,537
10,000	Westpac Banking Corp., 2.350%, 2/19/2025	10,391

		132,842

	Brokerage – 0.4%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	9,289
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,014

		19,303

	Chemicals – 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,587

	Construction Machinery – 0.4%
11,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	11,024
6,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	6,025

		17,049

	Consumer Cyclical Services – 0.2%
9,000	eBay, Inc., 3.800%, 3/09/2022	9,081

	Diversified Manufacturing – 0.2%
10,000	3M Co., 3.050%, 4/15/2030	10,772

	Electric – 1.0%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,537
11,000	Entergy Corp., 0.900%, 9/15/2025	10,719
4,000	Exelon Corp., 4.050%, 4/15/2030	4,503
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	10,986
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,268
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,254
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,609

		50,876

	Environmental – 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	5,614

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Environmental – continued
$ 2,000	Waste Management, Inc., 2.950%, 6/01/2041	$2,073

		7,687

	Finance Companies – 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,240

	Financial Other – 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,120

	Food & Beverage – 0.6%
10,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	9,955
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,784
9,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,374

		29,113

	Government Owned - No Guarantee – 0.4%
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,405

	Health Insurance – 0.4%
8,000	Anthem, Inc., 4.101%, 3/01/2028	9,005
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,258

		17,263

	Healthcare – 0.3%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,099
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,264
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,206
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,239

		15,808

	Independent Energy – 0.2%
8,000	EQT Corp., 3.000%, 10/01/2022	8,082

	Integrated Energy – 0.6%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,518
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,514

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Integrated Energy – continued
$ 6,000	Shell International Finance BV, 6.375%, 12/15/2038	$8,885

		26,917

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,495
3,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	3,252

		5,747

	Media Entertainment – 0.1%
5,000	ViacomCBS, Inc., 4.750%, 5/15/2025	5,548

	Midstream – 0.2%
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,545

	Mortgage Related – 3.6%
53,143	FNMA, 2.000%, with various maturities in 2051(b)	53,172
55,023	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	56,552
44,161	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	46,194
12,745	FNMA, 3.500%, with various maturities in 2049(b)	13,449
3,054	FNMA, 4.000%, 3/01/2050	3,265
3,583	FNMA, 4.500%, with various maturities in 2049(b)	3,875

		176,507

	Natural Gas – 0.2%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,786

	Pharmaceuticals – 0.7%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	9,649
7,000	Amgen, Inc., 2.650%, 5/11/2022	7,072
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,947
10,000	Johnson & Johnson, 1.300%, 9/01/2030	9,581
3,000	Viatris, Inc., 3.850%, 6/22/2040	3,213

		33,462

	Property & Casualty Insurance – 0.3%
9,000	American International Group, Inc., 3.400%, 6/30/2030	9,747

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Property & Casualty Insurance – continued
$ 3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	$3,195

		12,942

	Railroads – 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	8,442

	REITs - Apartments – 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,242

	REITs - Health Care – 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	5,134

	REITs - Office Property – 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,226

	REITs - Single Tenant – 0.1%
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,961
3,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	3,231

		6,192

	Restaurants – 0.2%
8,000	Starbucks Corp., 2.250%, 3/12/2030	8,032

	Retailers – 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,881

	Technology – 1.4%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,401
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,615
4,000	HP, Inc., 3.000%, 6/17/2027	4,227
6,000	Intel Corp., 2.450%, 11/15/2029	6,189
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,228
6,000	NVIDIA Corp., 2.850%, 4/01/2030	6,374
9,000	Oracle Corp., 2.950%, 5/15/2025	9,474
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,457

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – continued
$ 8,000	VMware, Inc., 2.950%, 8/21/2022	$8,134

		69,099

	Treasuries – 3.9%
9,000	U.S. Treasury Bond, 2.250%, 5/15/2041	9,394
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	9,920
23,000	U.S. Treasury Bond, 2.875%, 11/15/2046	27,224
24,000	U.S. Treasury Bond, 3.000%, 5/15/2045	28,647
13,000	U.S. Treasury Bond, 3.000%, 2/15/2048	15,826
22,000	U.S. Treasury Bond, 3.000%, 2/15/2049	26,955
38,000	U.S. Treasury Note, 0.375%, 11/30/2025	36,946
34,000	U.S. Treasury Note, 2.125%, 12/31/2022	34,745

		189,657

	Utility Other – 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,857

	Wireless – 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,597

	Wirelines – 0.3%
3,000	AT&T, Inc., 3.650%, 6/01/2051	3,121
3,000	AT&T, Inc., 5.250%, 3/01/2037	3,726
8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	8,177

		15,024

	Total Bonds and Notes (Identified Cost $989,216)	985,261

Shares

Exchange-Traded Funds – 3.9%
2,339	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $156,097)	189,342

Mutual Funds – 5.1%
2,528	WCM Focused Emerging Markets Fund, Institutional Class	52,144
6,668	WCM Focused International Growth Fund, Institutional Class	192,785

	Total Mutual Funds (Identified Cost $203,071)	244,929

Shares	Description	Value (†)

Affiliated Mutual Funds – 39.5%
54,219	Loomis Sayles Inflation Protected Securities Fund, Class N	$653,340
49,491	Loomis Sayles Limited Term Government and Agency Fund, Class N	563,210
48,544	Mirova Global Green Bond Fund, Class N	505,340
12,536	Mirova International Sustainable Equity Fund, Class N	189,538

	Total Affiliated Mutual Funds (Identified Cost $1,869,520)	1,911,428

Principal Amount

Short-Term Investments – 3.1%
$ 151,920	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $151,920 on 11/01/2021 collateralized by $124,400 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $155,524 including accrued interest(d) (Identified Cost $151,920)	151,920

	Total Investments – 101.1% (Identified Cost $4,470,107)	4,890,648
	Other assets less liabilities – (1.1)%	(51,145)

	Net Assets – 100.0%	$4,839,503

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the value of Rule 144A holdings amounted to $4,335 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$543,559	$344,700	$237,086	$25,809	$(23,642)	$653,340	$20,682
Loomis Sayles Limited Term Government and Agency Fund, Class N	478,029	279,190	185,927	1,965	(10,047)	563,210	3,610
Mirova Global Green Bond Fund, Class N	436,726	252,400	167,153	4,375	(21,008)	505,340	5,414
Mirova International Sustainable Equity Fund, Class N	175,572	69,541	73,988	22,614	(4,201)	189,538	1,895

	$1,633,886	$945,831	$664,154	$54,763	$(58,898)	$1,911,428	$31,601

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,407,768	$—	$—	$1,407,768
Bonds and Notes*	—	985,261	—	985,261
Exchange-Traded Funds	189,342	—	—	189,342
Mutual Funds	244,929	—	—	244,929
Affiliated Mutual Funds	1,911,428	—	—	1,911,428
Short-Term Investments	—	151,920	—	151,920

Total	$3,753,467	$1,137,181	$—	$4,890,648

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Fixed Income	56.0%
Equity	42.0
Short-Term Investments	3.1

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%